STOCK BASED COMPENSATION - Activity Table (Details)-Q - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Outstanding Number of Options, Beginning balance (in shares)	2,275,000	2,000,000	2,000,000
Options Granted (in shares)	1,425,000	275,000
Outstanding Number of Options, Ending balance (in shares)	3,700,000	2,275,000	2,000,000	2,000,000
Exercisable, End of period (in shares)	2,600,000	2,200,000	2,000,000
Weighted Average Exercise Price
Outstanding, Beginning, Weighted-Average Exercise Price (in dollars per share)	$ 0.33	$ 0.25	$ 0.25
Options granted (in dollars per share)	0.97	1.00
Outstanding, Ending, Weighted-Average Exercise Price (in dollars per share)	0.58	0.33	0.25	$ 0.25
Exercisable Weighted Average Exercise Price (in dollars per share)	$ 0.42	$ 0.30	$ 0.25
Weighted Remaining Contractual Term
Contractual Life of Outstanding Options	6 years 6 months 11 days	6 years 6 months	7 years 11 months 16 days	8 years 11 months 16 days
Contractual Life of Outstanding Options, Granted	5 years 6 months	2 years 10 months 24 days
Exercisable Average Remaining Contractual Life	6 years 1 month 2 days	6 years 8 months 19 days	7 years 11 months 16 days